Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Book Value	$ 128,492,819
- Depreciation for the year	(10,757,177)	$ (7,656,638)	$ (6,556,256)
Net Book Value	149,022,023	128,492,819
Vessels [Member]
Costs	175,645,852	138,802,385
Accumulated Depreciation	(47,153,033)	(39,496,395)
Net Book Value	128,492,819	99,305,990
- Depreciation for the year	(10,757,177)	(7,656,638)
- Vessel acquisitions and improvements	37,802,299	36,843,467
- Sale of vessel, Cost	(28,079,236)
- Sale of vessel, accumulated depreciation	21,563,318
- Sale of vessel	(6,515,918)
Costs	185,368,915	175,645,852	138,802,385
Accumulated Depreciation	(36,346,892)	(47,153,033)	(39,496,395)
Net Book Value	$ 149,022,023	$ 128,492,819	$ 99,305,990